Income Tax (Details) - Schedule of Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate [Abstract]
Effective income tax rate – Hong Kong	19.94%	15.90%	14.90%